Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund)	18 Months Ended
Apr. 30, 2013
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.24%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.45%